FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of carrying value and fair value of assets and liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 8,500	$ 9,400
Financial assets	61,698	59,010
Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Hedging Instruments at Fair Value	2,400	3,300
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	20,760	19,464
Hedging Instruments at Fair Value	$ 3,200	$ 2,100